FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) $ in Millions	Jan. 02, 2022 USD ($)
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	$ 1,149.5
Financial liabilities at amortised cost	1,566.5
Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	782.4
Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	232.7
Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	487.3
More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	64.1
Accounts payable and accrued liabilities
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	440.4
Financial liabilities at amortised cost	440.4
Accounts payable and accrued liabilities | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	440.4
Accounts payable and accrued liabilities | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Long-term debt
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	600.0
Financial liabilities at amortised cost	600.0
Long-term debt | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Long-term debt | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	150.0
Long-term debt | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	450.0
Long-term debt | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Purchase and other obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	0.0
Financial liabilities at amortised cost	392.9
Purchase and other obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	320.8
Purchase and other obligations | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	54.5
Purchase and other obligations | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	14.9
Purchase and other obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	2.7
Lease obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	109.1
Financial liabilities at amortised cost	133.2
Lease obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	21.2
Lease obligations | Later than one year and not later than three years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	28.2
Lease obligations | Later than four years and not later than five years [member]
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	22.4
Lease obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	$ 61.4